25. EARNINGS PER SHARE (Details) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings per share
Net income attributable to equity holders of the Parent	$ 49,574,670	$ 47,931,093	$ 49,797,379
Number of ordinary shares outstanding	747,005,982	747,005,982	747,005,982
Basic earnings per share	$ 66.36	$ 64.16	$ 66.66